Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes was as follows:

(in thousands)	2012	2011	2010
Currently payable:
Federal	$22,394	$28,480	$11,476
State	3,024	2,845	1,939
Foreign	22,065	22,713	24,949
	47,483	54,038	38,364
Deferred (benefit) expense:
Federal	170	(5,669)	7,320
State	603	(274)	404
Foreign	2,143	2,805	961
	2,916	(3,138)	8,685
Income taxes	$50,399	$50,900	$47,049

Tax effects of temporary differences - Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2012	2011
Deferred tax assets:
Benefit plans	$17,375	$15,597
Liabilities and reserves	9,140	9,482
Operating loss and credit carryovers	48,441	32,397
Other	16,096	16,084
Gross deferred tax assets	91,052	73,560
Valuation allowance	(41,049)	(34,863)
Deferred tax assets	50,003	38,697
Deferred tax liabilities:
Property, plant and equipment	(19,430)	(18,565)
Other assets	(2,784)	(1,999)
Other	(26,668)	(25,182)
Deferred tax liabilities	(48,882)	(45,746)
Net deferred tax assets (liabilities)	$1,121	$(7,049)

Effective income tax rate reconciliation
The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2012	2011	2010
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.5	1.0	1.1
Tax credits	—	(0.2)	(0.3)
Taxes on foreign earnings	(4.1)	(2.5)	(3.7)
Resolution of prior years' tax matters	(1.4)	(0.6)	(1.5)
Valuation allowance adjustments	(0.5)	(0.6)	—
Revaluation of previously held interest	—	(0.7)	—
Other, net	(1.6)	(1.7)	(0.1)
Effective tax rate	28.9%	29.7%	30.5%

Earnings before income taxes	Earnings before income taxes were as follows:
(in thousands)	2012	2011	2010
United States	$79,118	$70,023	$56,150
Foreign	95,189	101,361	98,043
Total	$174,307	$171,384	$154,193

Reconciliation of the change in liability for unrecognized tax benefits
A reconciliation of the change in the liability for unrecognized tax benefits for 2012 and 2011 is as follows:

(in thousands)	2012	2011
Balance at beginning of year	$8,787	$9,423
Increases for tax positions taken in the current year	599	694
Increases for tax positions taken in prior years	553	365
Decreases for tax positions taken in prior years	—	(147)
Decreases related to settlements with tax authorities	(1,678)	(206)
Decreases as a result of lapse of the applicable statutes of limitations	(1,362)	(1,077)
Foreign currency exchange rate changes	192	(265)
Balance at the end of year	$7,091	$8,787